Earnings Per Share - Components of Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 5,851	$ 5,836	$ 5,647
Preferred dividends	(243)	(250)	(238)
Impact of preferred stock redemption		(8)
Earnings allocated to participating stock awards	(25)	(26)	(26)
Net income applicable to U.S. Bancorp common shareholders	$ 5,583	$ 5,552	$ 5,383
Average common shares outstanding	1,803	1,839	1,887
Net effect of the exercise and assumed purchase of stock awards	10	10	9
Average diluted common shares outstanding	1,813	1,849	1,896
Earnings per common share	$ 3.10	$ 3.02	$ 2.85
Diluted earnings per common share	$ 3.08	$ 3.00	$ 2.84